The capital adequacy ratio of the Group (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
The capital adequacy ratio of the Group [Abstract]
Tier I common equity capital	₩ 28,696,267	₩ 26,756,509
Additional tier 1 capital	1,981,609	916,383
Tier I capital	30,677,876	27,672,892
Tier II capital	3,315,185	3,040,572
Total capital (A)	33,993,061	30,713,464
Total risk-weighted assets (B)	₩ 228,678,105	₩ 207,768,636
Capital adequacy ratio (A/B)	14.87%	14.78%
Tier I capital adequacy ratio	13.42%	13.32%
Common equity capital adequacy ratio	12.55%	12.88%